STOCK BASED COMPENSATION (Details 5) - RSUs [Member]	12 Months Ended
Nov. 30, 2020 $ / shares
Risk free rate	0.26%
Expected dividends	0.00%
Expected volatility	121.00%
Expected life	3 years
Minimum [Member]
Market price of the Company's common stock on date of grant	$ 1.41
Exercise price	1.41
Maximum [Member]
Market price of the Company's common stock on date of grant	1.58
Exercise price	$ 1.58